SHAREHOLDERS' EQUITY	12 Months Ended
Sep. 30, 2024
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 14 –SHAREHOLDERS’ EQUITY

Ordinary Shares

Qilian International was incorporated on February 7, 2019, with 50,000,000 ordinary shares, $0.001 par value, authorized and issued.

On October 16, 2019, the Company’s shareholders approved a reverse split of our outstanding ordinary shares at a ratio of 1-for-1.66667 shares, which resulted in 30,000,000 ordinary shares issued and outstanding. In addition, on the same day, our shareholders approved an increase of the Company’s authorized shares from 50,000,000 ordinary shares at par value of $0.001 per share to 100,000,000 ordinary shares at par value of $0.00166667 per share.

The above actions are collectively referred to as the “reserve split.” As a result of this reverse split, the maximum number of shares that the Company is authorized to issue is 100,000,000 ordinary shares, of  $0.00166667 par value per share, of which 30,000,000 ordinary shares are issued and outstanding.

All share information included in the consolidated financial statements and notes thereto have been retroactively adjusted as if the stock reserve split occurred on the first day of the first period presented.

On January 14, 2021, the Company closed its initial public offering (“IPO”) of 5,000,000 ordinary shares, par value $0.00166667 per share, priced at $5.00 per share. The Company completed the IPO pursuant to its registration statement on Form F-1 (File No. 333-234460), originally filed with the Securities and Exchange Commission (the “SEC”) on November 4, 2019 (as amended, the “Registration Statement”). The Registration Statement was declared effective by the SEC on December 30, 2020. On January 15, 2021, the underwriter exercised its over-allotment option to purchase additional 750,000 Ordinary Shares at the price of $5 per share. Total net proceeds the Company received from the IPO were $25,728,401.50. The Ordinary Shares were previously approved for listing on The Nasdaq Global Market and commenced trading under the ticker symbol “QLI” on January 12, 2021.

On April 19, 2024, the company’s shareholders held a general meeting and passed a resolution on share consolidation. The consolidation of the Company’s authorized share capital, at a ratio of five-for-one on June 21, 2024.Our authorized share capital is US$41,916,750.50, divided into 5,000,000,000 Class A ordinary shares of par value of US$0.00833335 each, 20,000,000 Class B ordinary shares of par value of US$0.00833335 each, and 10,000,000 preferred shares of par value of US$0.00833335 each. All of our issued and outstanding Ordinary Shares are fully paid and non-assessable. Certificates representing the Ordinary Shares are issued in registered form. The related number of shares, shares authorized, shares issued and outstanding and earnings per share presented on the Company’s consolidated financial statements were retroactively adjusted to reflect the share consolidation.

	For the Year ended September 30,2023
	As Previously Reported	Retroactive Adjustment	As Retroacted
Par value	$0.00166667	$—	$0.00833335
Shares authorized	100,000,000	(80,000,000)	20,000,000
Shares issued and outstanding	$35,750,000	$(28,523,520)	$7,226,480

	For the Year ended September 30,2022
	As Previously Reported	Retroactive Adjustment	As Retroacted
Par value	$0.00166667	$—	$0.00833335
Shares authorized	100,000,000	(80,000,000)	20,000,000
Shares issued and outstanding	$35,750,000	$(28,523,520)	$7,226,480

Stock Based Compensation

As of September 30, 2022, the Company was obligated to issue shares with $20,000 to its former independent directors. The expense Hwas recorded as selling, general and administrative, research and development expense.

Underwriter Warrants

In connection with the Company’s IPO, the Company also agreed to issue to the underwriters and to register herein warrants to purchase up to a total of 300,000 ordinary shares of the Company (equal to 6% of the total number of Ordinary Shares sold in the IPO).

These warrants have warrant term of five years, with an exercise price of $5.50 per share (equal to 110% of the Company’s IPO offering price of $5.00 per share).

The warrants are exercisable at any time, and from time to time, in whole or in part, commencing July 10, 2021 and expiring on January 10, 2026. Management determined that these warrants meet the requirements for equity classification under ASC 815-40 because they are indexed to its own stock. As of September 30 2023, 300,000 underwriter warrants were issued and outstanding (none of the warrants has been exercised as of the date).

On April 19, 2024, the shareholders of the Company passed resolutions to increase, re-designate and reclassify the Company’s authorized share capital to US$833,335 divided into 350,000,000 Class A ordinary shares of par value US$0.00166667 each, 100,000,000 Class B ordinary shares of par value US$0.00166667 each and 50,000,000 preferred shares of par value US$0.00166667 each. On May 29, 2024, the board of directors of the Company approved a share consolidation at a ratio of five-for-one (5:1), effective on June 21, 2024.

As a result, pursuant to Section 6.1.2 and 8.3 of the Warrants, Univest is hereby notified, and the Company hereby certifies, that the Exercise Price of the Warrant has, pursuant to the terms of the Warrant, been proportionately adjusted from $5.50 per Ordinary Shares to $27.50 per Class A Ordinary Shares, and the number of Class A Ordinary Shares purchasable under the Warrants shall been adjusted from 300,000 to 60,000, in proportion to the decrease in outstanding shares of the Company.

Statutory Reserve

WFOE, VIE and VIE’s subsidiaries are required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the voluntary surplus reserve are made at the discretion of the Board of Directors. As of September 30, 2024 and September 30, 2023, the balance of statutory reserve was $3,266,081 and $3,162,333, respectively.